Prepayments and Other Current Assets, Net	12 Months Ended
Jun. 30, 2025
Prepayments and Other Current Assets, Net [Abstract]
PREPAYMENTS AND OTHER CURRENT ASSETS, NET

3. PREPAYMENTS AND OTHER CURRENT ASSETS, NET

Prepayments and other current assets consist of the following:

	As of June 30,
	2025	2024
Prepayment for product procurement(i)	80,601	107,647
Rental deposits	796	21,578
Tax return receivable	82,850	—
Other receivable	62	—
Total	$164,309	$129,225
(i)	Prepayment for product procurement mainly represents cash prepaid to our third-party supplier for the procurement of products.